Organization - Schedule of Subsidiaries of the Company after Reorganization (Details)	6 Months Ended
Mar. 31, 2025
PRESTIGE PRIVATE WEALTH MANAGEMENT LIMITED (“PPWM”) [Member]
Schedule of Subsidiaries of the Company after Reorganization [Line Items]
Date of Incorporation	May 23, 2014
Place of incorporation	British Virgin Islands
Percentage of effective ownership	100%
Principal Activities	Wealth management service provider
Prestige Wealth Management Limited (“PWM”) [Member]
Schedule of Subsidiaries of the Company after Reorganization [Line Items]
Date of Incorporation	Jan. 26, 2015
Place of incorporation	Hong Kong
Percentage of effective ownership	Wholly owned subsidiary of PPWM
Principal Activities	Wealth management service provider
PRESTIGE ASSET INTERNATIONAL INC. (“PAI”) [Member]
Schedule of Subsidiaries of the Company after Reorganization [Line Items]
Date of Incorporation	Dec. 04, 2015
Place of incorporation	British Virgin Islands
Percentage of effective ownership	100%
Principal Activities	Inactive
Prestige Asset Management Limited (“PAM”) [Member]
Schedule of Subsidiaries of the Company after Reorganization [Line Items]
Date of Incorporation	Dec. 14, 2015
Place of incorporation	Hong Kong
Percentage of effective ownership	Wholly owned subsidiary of PAI
Principal Activities	Investment advisor
Prestige Global Asset Management Limited (“PGAM”) [Member]
Schedule of Subsidiaries of the Company after Reorganization [Line Items]
Date of Incorporation	Jun. 08, 2016
Place of incorporation	Cayman Islands
Percentage of effective ownership	Wholly owned subsidiary of PAI
Principal Activities	Asset management services provider
Prestige Global Capital Inc. (“PGCI) [Member]
Schedule of Subsidiaries of the Company after Reorganization [Line Items]
Date of Incorporation	Nov. 03, 2020
Place of incorporation	Cayman Islands
Percentage of effective ownership	Wholly owned subsidiary of PAI
Principal Activities	Asset management services provider
Prestige Wealth America Inc. (“PWAI”) [Member]
Schedule of Subsidiaries of the Company after Reorganization [Line Items]
Date of Incorporation	Feb. 15, 2022
Place of incorporation	California
Percentage of effective ownership	Wholly owned subsidiary of PPWM
Principal Activities	Wealth management service provider
AISYS Inc. (“AISYS”) [Member]
Schedule of Subsidiaries of the Company after Reorganization [Line Items]
Date of Incorporation	May 10, 2024
Place of incorporation	British Virgin Islands
Percentage of effective ownership	100%
Principal Activities	Inactive
SPW Global Inc (“SPW”) [Member]
Schedule of Subsidiaries of the Company after Reorganization [Line Items]
Date of Incorporation	Mar. 11, 2024
Place of incorporation	British Virgin Islands
Percentage of effective ownership	100%
Principal Activities	Inactive
Wealth AI PTE LTD. (“Wealth AI”) [Member]
Schedule of Subsidiaries of the Company after Reorganization [Line Items]
Date of Incorporation	May 20, 2022
Place of incorporation	Singapore
Percentage of effective ownership	Wholly owned subsidiary of SPW
Principal Activities	Wealth management solutions provider
Tokyo Bay Management Inc. (“Tokyo Bay”) [Member]
Schedule of Subsidiaries of the Company after Reorganization [Line Items]
Date of Incorporation	Apr. 05, 2024
Place of incorporation	British Virgin Islands
Percentage of effective ownership	100%
Principal Activities	Wealth management service provider
InnoSphere Tech Inc. (“InnoSphere Tech”) [Member]
Schedule of Subsidiaries of the Company after Reorganization [Line Items]
Date of Incorporation	Oct. 28, 2024
Place of incorporation	British Virgin Islands
Percentage of effective ownership	100%
Principal Activities	Service provider based on AI technology
InnoSphere Tech Pte. LTD. (“InnoSphere Singapore”) [Member]
Schedule of Subsidiaries of the Company after Reorganization [Line Items]
Date of Incorporation	Feb. 20, 2025
Place of incorporation	Singapore
Percentage of effective ownership	Wholly owned subsidiary of InnoSphere Tech
Principal Activities	Service provider based on AI technology